NATURE OF OPERATIONS (Narrative) (Details) $ in Thousands, € in Millions			1 Months Ended					3 Months Ended					6 Months Ended
	Aug. 15, 2024 USD ($)	Jan. 30, 2023 USD ($)	May 31, 2025 USD ($)	Apr. 17, 2025 USD ($)	Jan. 31, 2025 EUR (€)	Jan. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accumulated deficit								$ (228,081)			$ (230,883)			$ (228,081)
Sales amount								17,261				$ 5,433		18,292	$ 5,899
Research and development expenses								4,646				$ 2,438		13,489	$ 7,783
Mayne Pharma Group Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration for agreement			$ 10,000	$ 16,000				10,000			$ 6,000
Sales amount								16,000
Contract termination description			This agreement was executed following the mutual termination by Sol-Gel and Galderma of the exclusive five-year license agreement in the U.S. for both product, see Note 5e.
Omnichem [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Funds committed					€ 2.7	$ 2,900			€ 1.3	$ 1,400			€ 1.4	1,500
Other long-term liabilities								$ 1,350						1,350
Research and development expenses														$ 2,600
Asset Purchase Agreement [Member] | PellePharm, Inc. [Member] | Development And Nda Acceptance Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sales milestone payments		$ 6,000
Asset Purchase Agreement [Member] | PellePharm, Inc. [Member] | Commercial Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sales milestone payments		$ 64,000
Description of upfront payment		$4 million to PellePharm. The Company is required to pay an additional amount of $0.7 million, subject to the terms as defined in the APA, 15 months from the closing date, as of the date of the financial statements the amount was not paid.
Increase in sales milestone amount due to sales exceed dollar 500 million		$ 89,000
Sales amount		$ 500,000
Clinical expenses							$ 500
Padagis Israel Pharmaceuticals Ltd [Member] | Termination Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration for agreement	$ 4,250